Acquisition of businesses	6 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Acquisition of businesses	Acquisition of businesses
Cash consideration paid in respect of the acquisition of businesses in the six months ended 31 December 2021 were as follows:

Consideration
£ million
Cash consideration paid for Casamigos	(83)
Cash consideration paid in respect of other prior year acquisitions	(27)
Cash consideration paid for investments in associates	(3)
Capital injection in associates	(21)
Net cash outflow on acquisition of businesses	(134)
The final earn-out payment of Casamigos amounting to $113 million (£83 million) was made on 17 September 2021. There is no remaining balance on contingent consideration liability.
Cash consideration paid in respect of other prior year acquisitions is primarily attributable to Aviation Gin and Davos Brands.